Derivatives and Hedging (Gains and Losses on Derivative Instruments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Undesignated derivative instruments
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income	$ 21,263	$ 59,970
Interest rate contracts | Other Income (Expense) | Derivative instruments designated as hedges | Cash flow hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(loss) recognized in AOCI	5,337	0
(Gain) loss reclassified from AOCI into income	(5,273)	0
Gain (loss) recognized in income		3,294
Interest rate contracts | Other Income (Expense) | Derivative instruments designated as hedges | Fair value hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(loss) recognized in AOCI	0
(Gain) loss reclassified from AOCI into income	0
Gain (loss) recognized in income	1,691
Call spread overlay | Other Income (Expense) | Undesignated derivative instruments
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income	(171)	(1,743)
Foreign exchange contracts | Other Income (Expense) | Undesignated derivative instruments
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income	$ 21,434	$ 61,713	$ (19,409)